Financial Instruments Fair Value Disclosures	6 Months Ended
Jun. 30, 2020
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Financial instruments fair value disclosures
2.5.14	Financial instruments fair value disclosures
2.5.14.1 Financial instruments not reported at fair value on balance sheet
The carrying and fair values of financial instruments that are not reported at fair value in the interim financial statements were as follows for the current and comparative periods:

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 375	2 432
Other non-current assets	231	257
Trade receivables and other current assets	972	558
Short-term investments	—	—
Cash and cash equivalents	26 692	39 338

Total	30 272	42 586

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	91	229
RCA’s liability	5 151	4 484
Trade payables	5 782	6 969

Total	11 024	11 682

2.5.14.2 Financial instruments reported at fair value on balance sheet
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	Level I	Level II	Level III	Total
Assets
Investment in equity securities	—	—	—	—

Total Assets	—	—	—	—

Liabilities
Contingent consideration and other financial liabilities	—	—	27 199	27 199

Total Liabilities	—	—	27 199	27 199

The change in the balance is detailed as follows:

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Opening balance Contingent consideration at 1 January	19 853	20 282
Milestone payment	—	—
Fair value adjustment	1 966	(430)
Currency Translation Adjustment	—	—
Closing balance Contingent consideration at June 30	21 819	19 853

Opening balance Other financial liabilities at 1 January	4 901	4 905
Fair value adjustment	479	(4)
Closing balance Other financial liabilities at June 30	5 380	4 901

Total - Contingent consideration and Other financial liabilities	27 199	24 754

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immune-oncology platform and corresponds to the fair value of the risk-adjusted future payments due to Celdara Medical, LLC and Dartmouth College. Its net increase at balance sheet date is mainly due to the update in WACC used for fair value measurement purposes at interim reporting date and time accretion (which reflects reflects the development of the Group’s product candidates using
CAR-T
technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecast). As stated in note 2.5.6, the fair-value adjustment is booked under the line “other expenses”.
The contingent consideration liability captures the commitments further disclosed under note 5.33 from the Group’s 2019 year-end
financial statements.
Key assumptions driving the fair value are: i) 14.1% discount rate (WACC) as of June 30, 2020, compared to 14.6% as of December 31, 2019, ii)
-25%
sales long-term negative growth rate in the terminal value and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized, which were, at June 30, 2020 and similar to year-end
2019:

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
AML CRC	100%	63%	26%	45%	83%	6,3%
Sensitivity analysis:
A variance in key assumptions gives rise to a proportionate impact in the contingent liability fair value computation, as detailed in the Group’s year-end
financial statements under note 5.19.2 (leveraged impact for the WACC driver, amortized impact for the sales long-term growth driver, linear impact for the PoS driver).